Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr. 25, 2013
Registrant Name	DWS VARIABLE SERIES II
Central Index Key	0000810573
Amendment Flag	false
Document Creation Date	Apr. 25, 2013
Document Effective Date	Apr. 25, 2013
Prospectus Date	May 01, 2012